Financial assets available for sale (Details 1) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Current financial assets available-for-sale	[1]	€ 207	€ 238
Euro [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Current financial assets available-for-sale		176	199
U.S. dollar [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Current financial assets available-for-sale		€ 31	€ 39

[1]	In the profit and loss account, economic effects were essentially recognized as expense within “Purchase, services and other” for €933 million (expense for €840 million in 2016) (impairments net of reversal) and as expense for €25 million within “Finance income (expense)” (expense for €276 million in 2016) (exchange rate differences at year-end and amortized cost).